Average Annual Total Returns - Real Estate Series	Mar. 01, 2021
MSCI US REIT Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	(8.70%)
5 Years	3.51%
10 Years	6.99%
CLASS I
Average Annual Return:
1 Year	(5.96%)
5 Years	6.03%
10 Years	9.05%
CLASS S
Average Annual Return:
1 Year	(6.27%)
5 Years	5.77%
10 Years	8.82%
CLASS S | After Taxes on Distributions
Average Annual Return:
1 Year	(6.89%)
5 Years	4.41%
10 Years	6.89%
CLASS S | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(3.53%)
5 Years	4.16%
10 Years	6.58%
CLASS W
Average Annual Return:
1 Year	(5.33%)
5 Years	6.14%
10 Years	9.01%
CLASS Z
Average Annual Return:
1 Year	(5.96%)
5 Years	5.92%
10 Years	8.90%